Property and Equipment (Details) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Property And Equipment Details
Computer software and hardware	$ 25,023	$ 25,023	$ 25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)	(22,690)
Property and equipment, net		$ 386	$ 2,333